SCHEDULE OF COMPREHENSIVE INCOME LOSS REVENUE (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Revenue	$ 2,973	₪ 9,484	₪ 9,661	₪ 6,188
Other	12,547	40,024	9,661	6,188
ISRAEL
IfrsStatementLineItems [Line Items]
Revenue	2,848,000	9,087	9,070	5,945
Europe [Member]
IfrsStatementLineItems [Line Items]
Revenue	59,000	188	591	243
Other [member]
IfrsStatementLineItems [Line Items]
Revenue | ₪		₪ 209
Other | $	$ 66,000